Organization And Business Operations - Additional Information (Detail)	1 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Proposed public offering units | shares	10,000,000
Proposed public offering price per unit | $ / shares	$ 10
Private placement units sold | shares	400,000
Private Placement Units Sold Price Per unit | $ / shares	$ 10
Business combination fair value percentage minimum	80.00%
Voting interest required for business combination minimum	50.00%
Redemption percentage per shareholder maximum	15.00%
Public shares redemption percentage if no business combination	100.00%
Business combination completion period	21 months
Redemption settlement period in business days	10 days
Public shares redemption percentage upon liquidation	100.00%
Maximum liquidation expenses | $	$ 100,000
Trust account value per public share minimum | $ / shares	$ 10.05
Promissory Note [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Proposed public offering price per unit | $ / shares	$ 10.05
Over-Allotment Option [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Proposed public offering units | shares	11,500,000
Private placement units sold | shares	437,500